Statements of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
LIABILITIES AND PARTNERS' CAPITAL
Limited Partners, Units (in units)	1,604,009.847	2,394,803.341
General Partner, Units (in units)	17,219.120	35,877.343
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
LIABILITIES AND PARTNERS' CAPITAL
Limited Partners, Units (in units)	3,861,976.161	5,462,815.917
General Partner, Units (in units)	43,497.666	70,819.769
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
ASSETS
Investments, cost	7,147,767	7,622,350
LIABILITIES AND PARTNERS' CAPITAL
Limited Partners, Units (in units)	2,592,477.838	3,829,652.114
General Partner, Units (in units)	29,333.202	50,919.274
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
LIABILITIES AND PARTNERS' CAPITAL
Limited Partners, Units (in units)	5,670,382.719	8,052,816.352
General Partner, Units (in units)	64,142.656	100,585.879